January 13, 2006

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Post-Effective Amendment No. 4 to the Registration Statement
On Form N-4 for Separate Account R of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333-109483 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act in order to include two new guaranteed minimum withdrawal benefit rider options to the product. These two new options provide that an owner may elect to receive a lifetime withdrawal amount which, under certain conditions, will provide a payment to a “covered person” for his or her life, regardless of the investment performance of the contract. One option provides this benefit for a single life and the other option provides this benefit to a spousal beneficiary after the death of the covered person.

A subsequent amendment will be filed pursuant to paragraph (b) of Rule 485 of the 1933 Act in order to update the financial, biographical, tax and performance results presented in the Prospectus and Statement of Additional Information prior to the effective date of this Amendment.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Counsel